Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Third-Party Company [Member]
Accrued Expenses and Other Payables [Line Items]
Payable related to a lawsuit	$ 410	$ 1,593